Shareholders' Deficit - Common Stock (Details)		3 Months Ended		12 Months Ended
	Jan. 20, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 02, 2021 shares
Shareholders' Deficit
Redemption shares value | $		$ 895,995	$ 20,342
Redemption shares value in trust account | $	$ 31,461,507
Class A Ordinary Shares
Shareholders' Deficit
Common shares, shares authorized (in shares)		200,000,000		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				0	0
Common shares, shares outstanding (in shares)				0	0
Aggregate redeemable shares	16,988,575
Redemption price per share | $ / shares	$ 10.32
Redemption shares value | $	$ 175,285,892
Class A Common Stock Subject to Redemption
Shareholders' Deficit
Class A common stock subject to possible redemption, issued (in shares)		20,000,000		20,000,000	20,000,000
Class A common stock subject to possible redemption, outstanding (in shares)		20,000,000		20,000,000	20,000,000
Aggregate redeemable shares	16,988,575
Redemption price per share | $ / shares	$ 10.32
Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Common shares, shares issued (in shares)		0		0
Common shares, shares outstanding (in shares)		0		0
Class B Ordinary shares
Shareholders' Deficit
Common shares, shares authorized (in shares)		20,000,000		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1		1
Common shares, shares issued (in shares)		5,000,000		5,000,000	5,000,000
Common shares, shares outstanding (in shares)		5,000,000		5,000,000	5,000,000
Number of shares forfeited (non-exercise of overallotment option)						750,000
Ratio to be applied to the stock in the conversion		20		20
Conversion ratio of ordinary shares		1		1